Stockholders' Equity / (Deficit) - Summary of Outstanding Warrants Activity (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019		Dec. 31, 2018
Number of Warrants Outstanding, Beginning Balance	200,007	200,007
Number of Warrants Outstanding, Issued		7,477,443
Number of Warrants Outstanding, Ending Balance		7,477,450	200,007
Number of Warrants Exercisable, Ending Balance		7,477,450
Weighted Average Exercise Price, Beginning Balance	$ 12.15	$ 12.15
Weighted Average Exercise Price, Issued		6.08
Weighted Average Exercise Price, Ending Balance		6.10	$ 12.15
Weighted Average Exercise Price, Ending Balance		$ 6.10
Total Intrinsic Value, Beginning Balance
Total Intrinsic Value, Issued		32,670
Total Intrinsic Value, Ending Balance		32,670
Total Intrinsic Value, Warrants exercisable Ending Balance		$ 32,670
FaceBank Group, Inc Pre-Merger [Member]
Number of Warrants Outstanding, Beginning Balance	200,007	200,007
Number of Warrants Outstanding, Issued	3,411,349
Number of Warrants Outstanding, Ending Balance	3,411,356		200,007
Number of Warrants Exercisable, Ending Balance	3,411,356
Weighted Average Exercise Price, Beginning Balance	$ 12.15	$ 12.15
Weighted Average Exercise Price, Issued	5.11
Weighted Average Exercise Price, Ending Balance	5.16		$ 12.15
Weighted Average Exercise Price, Ending Balance	$ 5.16
Total Intrinsic Value, Beginning Balance
Total Intrinsic Value, Issued	11,038,616
Total Intrinsic Value, Ending Balance	11,038,616
Total Intrinsic Value, Warrants exercisable Ending Balance	$ 11,038,616
FaceBank Group, Inc Pre-Merger [Member] | Warrants [Member]
Number of Warrants Outstanding, Beginning Balance	200,007	200,007	7	[1]	3,015
Number of Warrants Outstanding, Issued			200,000
Number of Warrants Outstanding, Exercised					(3,008)
Number of Warrants Outstanding, Ending Balance			200,007		7	[1]
Number of Warrants Exercisable, Ending Balance			200,007
Weighted Average Exercise Price, Beginning Balance	$ 12.15	$ 12.15	$ 24,000.00	[1]	$ 15.00
Weighted Average Exercise Price, Issued			11.31
Weighted Average Exercise Price, Exercised					15.00
Weighted Average Exercise Price, Ending Balance			12.15		$ 24,000.00	[1]
Weighted Average Exercise Price, Ending Balance			$ 12.15
Total Intrinsic Value, Beginning Balance				[1]
Total Intrinsic Value, Issued
Total Intrinsic Value, Ending Balance						[1]
Total Intrinsic Value, Warrants exercisable Ending Balance
Weighted Average Remaining Contractual Life (in years), Beginning Balance			2 years 10 months 25 days		4 years 8 months 12 days
Weighted Average Remaining Contractual Life (in years), Issued			2 months 12 days
Weighted Average Remaining Contractual Life (in years), Ending Balance			2 months 12 days		2 years 10 months 25 days	[1]
Weighted Average Remaining Contractual Life (in years), Ending Balance			2 months 12 days

[1]	The warrants outstanding as of December 31, 2018 had an original exercise price of $0.80. In January 2017, the Company executed a 1-for-10,000 reverse split, that resulted in an exercise price of $800. Following the 1 for 30 reverse split in February 2019, the exercise price is currently $24,000 per share.